CONTINGENTLY REDEEMABLE ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2020
CONTINGENTLY REDEEMABLE ORDINARY SHARES
Schedule of movement in the carrying value of the Contingently Redeemable Ordinary Shares

RMB
Balance as of January 1, 2019	—
Proceeds from the Investor Shareholder, net of issuance cost of nil	120,000
Accretion to redemption value	821
Balance as of December 31, 2019	120,821
Net proceeds from the Investor Shareholder	39,967
Accretion to redemption value	10,792
Conversion into Class A ordinary shares upon IPO	(171,580)
Balance as of December 31, 2020	—
Balance as of December 31, 2020 (US$)	—